Other comprehensive income - Items not reclassified: equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Net revaluation gains (losses)	€ 597	€ 773
Fair value	121,091	126,353
Debt instruments asset
Disclosure of analysis of other comprehensive income by item [line items]
Fair value	116,819	122,077
Equity instruments
Disclosure of analysis of other comprehensive income by item [line items]
Fair value	2,671	€ 3,169
Domestic | SPAIN
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	20
Revaluation losses	(216)
Net revaluation gains (losses)	(196)
Fair value	417
International
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	897
Revaluation losses	(300)
Net revaluation gains (losses)	597
Fair value	2,671
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	160
Revaluation losses	(76)
Net revaluation gains (losses)	84
Fair value	652
International | UNITED STATES
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	9
Net revaluation gains (losses)	9
Fair value	42
International | Latin America and rest of the world
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	708
Revaluation losses	(8)
Net revaluation gains (losses)	700
Fair value	1,560
Listed
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	818
Revaluation losses	(18)
Net revaluation gains (losses)	800
Fair value	1,943
Unlisted
Disclosure of analysis of other comprehensive income by item [line items]
Revaluation gains	79
Revaluation losses	(282)
Net revaluation gains (losses)	(203)
Fair value	€ 728